Intangible Asset	12 Months Ended
Dec. 31, 2025
Intangible Asset [Abstract]
INTANGIBLE ASSET

NOTE 7 – INTANGIBLE ASSET

a. Finite-lived Intangible asset:

December 31,
2025
As of December 31, 2024	-
Additions Technology	2,481
Accumulated amortization	(41)
loss of control over discontinued operations	(2,440)
As of December 31, 2025	-

b. Amortization expenses for the years ended December 31, 2025 amounted to $41 and were recognized within the Net loss from discontinued operations.